Debt (Tables)	6 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Schedule of Revolving Credit Facilities
	September 30		March 31
	2018	2019	2020
JPMorgan credit facility	$257,560	$222,448	$230,369
P&A facility	18,000	10,000	—
Debt issuance costs	(8,625)	(6,046)	(4,380)
Revolving credit facilities	$266,935	$226,402	$225,989

Schedule of Debt
		At March 31
Debt Type	Maturity Date	2021	2022	2023	Total
JPMorgan credit facility	October 2021	—	230,369	—	$230,369
Red Fish Blue Fish term	July 2022	—	—	42,640	42,640
		—	230,369	42,640	273,009
Less: aggregate unamortized discount and debt issuance costs					(4,928)
Total					$268,081